SHARE OPTION PLAN - Summary of share option transactions (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options
Options outstanding at beginning of year (in shares)		2,155,000	1,783,000	1,433,500
Granted (in shares)	440,000	440,000	440,000	435,000
Exercised (in shares)		(510,000)	0	(85,500)
Forfeited (in shares)		0	(68,000)	0
Options outstanding at end of year (in shares)		2,085,000	2,155,000	1,783,000
Exercisable at end of year (in shares)		1,206,667	1,265,000	919,667
Weighted average exercise price $
Options outstanding at beginning of year (in dollars per share)		$ 7.91	$ 8.55	$ 9.65
Granted (in dollars per share)	$ 12.02	12.02	10.34	8.73
Exercised (in dollars per share)		7.35	0	8.87
Forfeited (in dollars per share)		0	9.47	0
Options outstanding at end of year (in dollars per share)		7.80	7.91	8.55
Exercisable at end of year (in dollars per share)		$ 6.76	$ 7.83	$ 9.00